Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2023	2022
Accounts receivable	$12.6	$(13.7)
Prepaid expenses and other	(2.1)	(1.6)
Accounts payable, accrued liabilities and other non-current liabilities (1)	2.6	78.7
	$13.1	$63.4
Operating activities	13.6	34.8
Investing activities	(0.5)	28.6
	$13.1	$63.4

Interest paid in cash	$27.5	$29.2
Income taxes paid (recovered) in cash	$-	$-

(1)
Includes share-based compensation plans.